Basis of Presentation	9 Months Ended
Apr. 30, 2022
Basis of Presentation

2. Basis of Presentation

Statement of Compliance

The Company prepares its unaudited condensed interim consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”) using the accounting policies described herein as issued by International Accounting Standards Board (“IASB”) and International Financial Reporting Interpretations Committee (“IFRIC”) interpretations. These unaudited condensed interim consolidated financial statements have been prepared in accordance with International Accounting Standards (“IAS”) 34 Interim Financial Reporting. The unaudited condensed interim consolidated financial statements do not include all of the information required for annual consolidated financial statements and should be read in conjunction with the Company’s audited consolidated financial statements for the year ended July 31, 2021.

The policies applied in these condensed interim consolidated financial statements are based on IFRS effective as of April 30, 2022.

Basis of Presentation

These condensed interim consolidated financial statements are prepared on a going concern basis and have been presented in the United States dollars which is the Company’s reporting currency. The preparation of financial data is based on accounting principles and practices consistent with those used in the preparation of the audited consolidated financial statements as of July 31, 2021. The accompanying condensed interim consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended July 31, 2021.

Basis of Measurement

These condensed interim consolidated financial statements have been prepared on a going concern basis, under the historical cost basis, except for certain financial instruments which have been measured at fair value.

Basis of Consolidation

These condensed interim consolidated financial statements include the accounts of BriaCell and its wholly-owned US subsidiary BriaCell Therapeutics Corp. (“BTC”) and BTC’s wholly owned subsidiary – Sapientia Pharmaceuticals, Inc. (“Sapientia”). The financial statements of the subsidiaries are included in the consolidated financial statements from the date that control commenced until the date control ceases. Control exists when the Company has the power directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The Company applies the acquisition method to account for business combinations in accordance with IFRS 3.

All inter–company balances, and transactions, have been eliminated upon consolidation.

BriaCell Therapeutics Corp

Notes to the Condensed Interim Consolidated Financial Statements

For the Three and Nine Months Ended April 30, 2022 and 2021

(Unaudited)

(Expressed in US Dollars)

2. Basis of Presentation (continued)

Functional Currency and Presentation Currency

The financial statements of each company within the consolidated group are measured using their functional currency which is the currency of the primary economic environment in which an entity operates. As of May 1, 2021, the Company changed its functional currency from the Canadian dollar (C$) to the United States dollar (US$). The change in presentation currency is a voluntary change which is accounted for retrospectively. For comparative reporting purposes, historical financial information has been translated to United States dollars which is disclosed in the tables below using the exchange rate as of May 1, 2021, which is the date of the change in the functional and presentation currency.

The following shows the restatement of prior period information:

	Three month period ended April 30,
	2021 reported, CAD	Foreign Currency Translation	2021 restated, USD

Expenses:
Research and development costs	1,382,586	(257,161)	1,125,425
General and administration costs	4,522,393	(841,165)	3,681,228
Total expenses	5,904,979	(1,098,326)	4,806,653

Operating loss	(5,904,979)	1,098,326	(4,806,653)

Interest expense	(76,679)	14,262	(62,417)
Change in fair value of warrant liability	10,908,051	(2,028,897)	8,879,154
Loss on extinguishment of debt	(216,098)	40,194	(175,904)
Foreign exchange loss	(1,086,653)	202,117	(884,536)
	9,528,621	(1,772,324)	7,756,297

Profit (loss) for the period	3,623,642	(673,998)	2,949,644

Other comprehensive income - Foreign currency translation adjustment	(142,004)	26,413	(115,591)
			-
Comprehensive loss for the period	3,481,638	(647,585)	2,834,053

Earnings (loss) per share – basic and diluted	0.77	(0.14)	0.63

Weighted average number of shares outstanding – basic and diluted	4,744,036	-	4,744,036

BriaCell Therapeutics Corp

Notes to the Condensed Interim Consolidated Financial Statements

For the Three and Nine Months Ended April 30, 2022 and 2021

(Unaudited)

(Expressed in US Dollars)

2. Basis of Presentation (continued)

Functional Currency and Presentation Currency (continued)

	Nine month period ended April 30,
	2021 reported, CAD		Foreign Currency Translation	2021 restated, USD

Expenses:
Research and development costs		1,769,140	(329,060)		1,440,080
General and administration costs		4,836,722	(899,630)		3,937,092
Total expenses		6,605,862	(1,228,690)		5,377,172

Operating loss		(6,605,862)	1,228,690		(5,377,172)

Interest expense		(152,245)	28,318		(123,927)
Change in fair value of warrant liability		10,908,051	(2,028,897)		8,879,154
Loss on extinguishment of debt		(247,098)	45,960		(201,138)
Foreign exchange loss		(1,086,653)	202,117		(884,536)
	9,422,055		(1,752,502)	7,669,553

Profit (loss) for the period		2,816,193	(523,812)		2,292,381

Other comprehensive income - Foreign currency translation adjustment		65,399	(12,164)		53,235

Comprehensive loss for the period		2,881,592	(535,976)		2,345,616

Earnings (loss) per share – basic and diluted		1.38	(0.26)		1.12

Weighted average number of shares outstanding – basic and diluted		2,047,495	-		2,047,495

BriaCell Therapeutics Corp

Notes to the Condensed Interim Consolidated Financial Statements

For the Three and Nine Months Ended April 30, 2022 and 2021

(Unaudited)

(Expressed in US Dollars)

2. Basis of Presentation (continued)

Functional Currency and Presentation Currency (continued)

	Nine month period ended April 30,
	2021 reported, CAD	Foreign Currency Translation	2021 restated, USD
Cash flow from operating activities
Net profit for the period	2,816,193	(523,812)	2,292,381
Items not affecting cash:
Depreciation and amortization	14,058	(2,615)	11,443
Share-based compensation	2,466,224	(458,718)	2,007,506
Accrued interest expense	26,119	(4,858)	21,261
Loss on extinguishment of debt	247,098	(45,960)	201,138
Foreign exchange adjustments	1,086,653	(202,117)	884,536
Change in fair value of warrants	(10,908,051)	2,028,897	(8,879,154)
Changes in non-cash working capital:
Amounts receivable	8,249	(1,534)	6,715
Prepaid expenses	(782,693)	145,581	(637,112)
Accounts payable and accrued liabilities	(2,104,422)	391,422	(1,713,000)
	(7,130,572)	1,326,286	(5,804,286)

Cash flow from financing activities
Proceeds from public offering, net	36,525,750	(6,793,789)	29,731,961
Proceeds from issuance of convertible loans	265,000	(49,290)	215,710
Share issuance costs	(3,400,398)	632,474	(2,767,924)
Repayment of unsecured convertible loan	(380,395)	70,753	(309,642)
Proceeds from receipt of short-term loans	42,998	(7,998)	35,000
Change in fair value of warrants	89,303	(16,610)	72,693
Repayment of short-term loans	(336,609)	62,609	(274,000)
	32,805,649	(6,101,851)	26,703,798

Increase (decrease) in cash	25,675,077	(4,775,565)	20,899,512
Effect of changes in foreign exchange	(1,052,161)	195,702	(856,459)
Cash, beginning of period	26,104	(4,855)	21,249
Cash, end of period	24,649,020	(4,584,718)	20,064,302

BriaCell Therapeutics Corp

Notes to the Condensed Interim Consolidated Financial Statements

For the Three and Nine Months Ended April 30, 2022 and 2021

(Unaudited)

(Expressed in US Dollars)